Offerings - Offering: 1	Oct. 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class B common stock, par value $0.001 per share
Amount Registered | shares	34,152,673
Proposed Maximum Offering Price per Unit	6.79
Maximum Aggregate Offering Price	$ 231,896,649.67
Fee Rate	0.0087%
Amount of Registration Fee	$ 20,175.01
Offering Note	(a) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class B common stock of Skydance Corporation (the "Company"), par value $0.001 per share ("Class B Common Stock"), that may become issuable by reason of, or to prevent dilution from, any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Class B Common Stock under the Skydance Corporation 2025 Incentive Award Plan (the "2025 Plan"). (b) Represents additional shares of Class B Common Stock reserved for issuance under the 2025 Plan, pursuant to the equitable adjustment of the number of shares reserved for issuance under the 2025 Plan in connection with the Company's distribution of warrants to certain holders of Class B Common Stock. (c) Pursuant to Rule 457(c) and 457(h) of the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price are estimated solely for the purpose of computing the amount of the registration fee with respect to additional shares issuable under the 2025 Plan, under the Securities Act in accordance with Rule 457(c), on the basis of the average of the high and low prices of shares of Skydance Corporation's Class B Common Stock, as reported on the New York Stock Exchange on October 19, 2026 of $6.79.